Accounts Receivable - Net - Schedule of Maximum Exposure to Credit Risk Relating to Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net, current, total	$ 74,464	$ 66,205
Trade Accounts Receivable Aging Within One Year
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net, current, total	71,728	58,157
Trade Accounts Receivable Aging Greater Than One Year
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net, current, total	1,239	6,512
Trade Accounts Receivable
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net, current, total	$ 72,967	$ 64,669